Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Capital Matters [Abstract]
Regulatory capital information
The following table summarizes regulatory capital information as of December 31, 2013 and 2012 on a consolidated basis and for its wholly-owned subsidiary, as defined.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2013	(In Thousands)

Total Capital to Risk-Weighted Assets
Consolidated	$129,569	17.06%	$60,791	8.00%	N/A	N/A
Colony Bank	131,024	17.29	60,638	8.00	$75,797	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	120,048	15.81	30,396	4.00	N/A	N/A
Colony Bank	121,521	16.03	30,319	4.00	45,478	6.00

Tier I Capital to Average Assets
Consolidated	120,048	10.57	45,419	4.00	N/A	N/A
Colony Bank	121,521	10.72	45,333	4.00	56,666	5.00

As of December 31, 2012

Total Capital to Risk-Weighted Assets
Consolidated	$122,630	16.47%	$59,548	8.00%	N/A	N/A
Colony Bank	123,463	16.61	59,474	8.00	$74,342	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	113,283	15.22	29,774	4.00	N/A	N/A
Colony Bank	114,128	15.35	29,737	4.00	44,605	6.00

Tier I Capital to Average Assets
Consolidated	113,283	10.22	44,343	4.00	N/A	N/A
Colony Bank	114,128	10.31	44,282	4.00	55,352	5.00